Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventory consisted of the following (in $000s):
	March 31,	December 31,
	2026	2025
Raw materials	238	242
Work in progress	—	134
Finished goods	709	1,008
Total inventory	$947	$1,384
The following is a summary of inventory at December 31, 2025 and 2024 (in thousands):
	December 31,	December 31,
	2025	2024
Raw Materials	242	—
Work in progress	134	—
Finished goods	1,008	—
	$1,384	$—